Share-based payments -Summary of Stock options outstanding and vested (Detail) - Options [member] pure in Thousands	Oct. 31, 2018 CAD ($) yr
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Stock options outstanding	4,713,163
Weighted average contractual life remaining | yr	6.40
Weighted average exercise price	$ 92.45
Stock options vested, number outstanding	1,898,125
Stock option vested, weighted average exercise price	$ 71.89
$11.00 - $55.00 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Stock options outstanding	406,223
Weighted average contractual life remaining | yr	3.53
Weighted average exercise price	$ 30.99
Stock options vested, number outstanding	406,223
Stock option vested, weighted average exercise price	$ 30.99
$55.01 - $65.00 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Stock options outstanding	256,369
Weighted average contractual life remaining | yr	6.81
Weighted average exercise price	$ 60.09
Stock options vested, number outstanding	112,313
Stock option vested, weighted average exercise price	$ 61.06
$65.01 - $75.00 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Stock options outstanding	309,799
Weighted average contractual life remaining | yr	2.41
Weighted average exercise price	$ 71.21
Stock options vested, number outstanding	308,942
Stock option vested, weighted average exercise price	$ 71.22
$75.01 - $85.00 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Stock options outstanding	449,095
Weighted average contractual life remaining | yr	3.68
Weighted average exercise price	$ 79.77
Stock options vested, number outstanding	448,600
Stock option vested, weighted average exercise price	$ 79.77
$85.01 - $95.00 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Stock options outstanding	401,117
Weighted average contractual life remaining | yr	5.28
Weighted average exercise price	$ 90.92
Stock options vested, number outstanding	383,443
Stock option vested, weighted average exercise price	$ 90.86
$95.01 - $105.00 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Stock options outstanding	1,231,988
Weighted average contractual life remaining | yr	6.66
Weighted average exercise price	$ 99.63
Stock options vested, number outstanding	238,604
Stock option vested, weighted average exercise price	$ 102.25
$105.01 - $115.00 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Stock options outstanding	1,658,572
Weighted average contractual life remaining | yr	8.59
Weighted average exercise price	$ 114.95